Short-term Borrowings - Additional Information (Details)	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 12, 2018 USD ($)	Dec. 12, 2018 CNY (¥)	Jun. 25, 2018 USD ($)	Jun. 25, 2018 CNY (¥)
Zai Lab (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period	3 years
Facility agreement amount							$ 3,642,616	¥ 25,000,000
Facility agreement, Outstanding amount	$ 2,827,694	¥ 20,000,000	$ 2,914,093	¥ 20,000,000
Facility agreement, Period due	1 year
Short-term borrowing, average interest rate	4.785%
Zai Biopharmaceutical (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period	3 years
Facility agreement amount					$ 5,828,185	¥ 40,000,000
Facility agreement, Outstanding amount	$ 3,534,618	¥ 25,000,000	$ 728,523	¥ 5,000,000
Facility agreement, Period due	1 year
Short-term borrowing, average interest rate	4.785%